Redeemable Convertible Preferred Stock - 10K - Narrative (Details) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Jul. 23, 2023	Apr. 30, 2023 USD ($) vote $ / shares shares	Apr. 24, 2022 USD ($)	Apr. 25, 2021 USD ($)
Temporary Equity [Line Items]
Number of votes | vote		1
Temporary equity, shares authorized (in shares)		34,877,700
Conversion ratio		1
Dividend rate percentage		8.00%
Dividends payable | $		$ 0	$ 0	$ 0
Cumulative dividends | $		$ 20,653	$ 16,691	$ 13,084
Voting percentage	66.67%
Series A Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)		4,254,020
Liquidation preference (in dollars per share) | $ / shares		$ 0.50
Series B Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)		870,997
Liquidation preference (in dollars per share) | $ / shares		$ 2.00
Series C Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)		443,666
Liquidation preference (in dollars per share) | $ / shares		$ 2.50
Series D Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)		5,970,346
Liquidation preference (in dollars per share) | $ / shares		$ 3.87
Series E Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)		9,243,038
Liquidation preference (in dollars per share) | $ / shares		$ 6.00
Series F Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)		7,625,506
Liquidation preference (in dollars per share) | $ / shares		$ 8.00
Series G Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)		924,304
Liquidation preference (in dollars per share) | $ / shares		$ 10.00
Series H Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)		5,545,823
Liquidation preference (in dollars per share) | $ / shares		$ 15.00